Document and Entity Information - USD ($)	3 Months Ended
	Mar. 31, 2016	Apr. 13, 2016	Jun. 30, 2015
Document And Entity Information
Entity Registrant Name	Global Future City Holding Inc.
Entity Central Index Key	0001164964
Document Type	POS AM
Document Period End Date	Mar. 31, 2016
Amendment Flag	true
Amendment Description	Updated Subsequent Events
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		48,617,029
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2016
Entity public float			$ 34,121,910